Segmented Information and Major Customers	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Segment Reporting [Abstract]
Segmented Information and Major Customers

12.       Segmented Information and Major Customers

The Company’s activities are all in the one industry segment of medical and recreational cannabis. All of the Company’s revenue generating activities and capital assets relate to this segment and are located in the USA. During the six months ended 31 January 2020, the Company relied on one major customer for 10% of its revenues (31 January 2019 – no major customer over 10%) and as at 31 January 2020, the total amount due from this major customer is $123,667.

12.	Segmented Information and Major Customers

The Company’s activities are all in the one industry segment of medical and recreational cannabis. All of the Company’s revenue generating activities and capital assets relate to this segment and are located in the USA. During the year ended 31 July 2019, the Company relied on one major customer for 12% of its revenues (31 July 2018 – three major customers for 37% of revenues).